Deferred Government Grants (Details) - Schedule of Deferred Government Grants	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Government grants for property, plant and equipment
Total deferred government grants			¥ 25,902,208	$ 3,769,404	¥ 32,349,218
Less: current portion	¥ 2,295,701	$ 319,744	2,295,701	334,081	2,295,701
Non-current portion	¥ 22,458,657	$ 3,128,034	23,606,507	3,435,323	30,053,517
Government Grants for Property, Plant and Equipment [Member]
Government grants for property, plant and equipment
Balance at beginning of the year			22,030,690	3,206,003	21,847,340
Addition					1,552,000
Recognized as income			(1,455,678)	(211,837)	(1,368,650)
Subtotal			20,575,012	2,994,166	22,030,690
Government Grants for Research and Development [Member]
Government grants for property, plant and equipment
Balance at beginning of the year			10,318,528	1,501,598	11,158,551
Addition			4,000,000	582,098
Recognized as income			(8,991,332)	(1,308,458)	(840,023)
Subtotal			¥ 5,327,196	$ 775,238	¥ 10,318,528